ACCUMULATED OTHER COMPREHENSIVE INCOME AMOUNT RECLASSIFIED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net gains (losses) on sales of investment securities	$ 1,649	$ 234	$ 1,505
Amortization of prior service cost	413	413	413
Recognized net actuarial loss	(1,924)	(1,608)	(1,888)
Other Comprehensive Income, Reclassification, Amortization of Defined Benefit Plans items, Pre-tax	(1,511)	(1,195)	(1,475)
Total reclassifications for the period, before tax	$ 138	$ (961)	$ 30